CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 15,388	$ 31,141	$ 6,171
Income from discontinued operations, net of tax		(1,177)	(1,206)
Income from continuing operations	15,388	29,964	4,965
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	149,435	139,274	120,332
Impairment of intangible assets			1,236
Deferred income taxes	10,244	16,045	(757)
Cash distributions from wireless partnerships in excess of/(less than) current earnings	212	(2,949)	(1,309)
Stock-based compensation expense	3,636	3,028	2,348
Amortization of deferred financing costs	4,364	2,209	6,360
Loss on extinguishment of debt	13,785	7,657	4,455
Other, net	2,973	1,788	(332)
Changes in operating assets and liabilities:
Accounts receivable, net	11,896	5,937	(1,797)
Income tax receivable	(3,406)	2,224	(2,846)
Prepaids and other assets	1,953	(1,111)	(803)
Accounts payable	(1,904)	(10,069)	4,496
Accrued expenses and other liabilities	(20,791)	(25,467)	(16,616)
Net cash provided by continuing operations	187,785	168,530	119,732
Net cash used in discontinued operations		(4,174)	3,483
Net cash provided by operating activities	187,785	164,356	123,215
Cash flows from investing activities:
Business acquisition, net of cash acquired	(139,558)		(385,346)
Purchases of property, plant and equipment, net	(108,998)	(107,363)	(76,998)
Purchase of investments	(100)	(403)	(6,728)
Proceeds from sale of assets	1,795	330	924
Other			(314)
Net cash used in continuing operations	(246,861)	(107,436)	(468,462)
Net cash provided by discontinued operations		2,331	(97)
Net cash used in investing activities	(246,861)	(105,105)	(468,559)
Cash flows from financing activities:
Proceeds on bond offering	200,000		298,035
Proceeds from the issuance of long-term debt	80,000	989,450	544,850
Partial redemption of senior notes	(84,127)
Payment of capital lease obligation	(703)	(516)	(228)
Payment on long-term debt	(63,100)	(990,961)	(510,038)
Payment of financing costs	(7,438)	(6,576)	(18,616)
Distributions to noncontrolling interest			(1,850)
Repurchase and retirement of common stock	(1,856)	(887)	(559)
Dividends on common stock	(62,341)	(62,064)	(54,100)
Other	(231)
Net cash provided by (used in) financing activities	60,204	(71,554)	257,494
Increase (decrease) in cash and cash equivalents	1,128	(12,303)	(87,850)
Cash and cash equivalents at beginning of period	5,551	17,854	105,704
Cash and cash equivalents at end of period	$ 6,679	$ 5,551	$ 17,854